Accounts Receivable (Details) - Schedule of Allowance for Doubtful Accounts/ Credit Losses ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Allowance for Doubtful Accounts/ Credit Losses [Abstract]
Balance at the beginning of the year	₨ 475	$ 6.3	₨ 246
Provision for doubtful debts/ expected credit losses (net)	(198)	(2.6)	286
Write offs charged against the allowance			(44)
Reclassified to held for sale			(13)
Reclassified from held for sale	8	0.1
Balance at the end of the year	₨ 285	$ 3.8	₨ 475